Fair Value Measurements (Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Risk Management Assets	$ 590		$ 2,047
Risk Management Liabilities	15		7
Accounts receivable and accrued revenues	1,236		1,075
Accounts payable and accrued liabilities	2,003		2,428
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Risk Management Assets	2	[1]	1	[1]
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Risk Management Assets	617	[1]	2,124	[1]
Risk Management Liabilities	32	[1]	103	[1]
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Risk Management Assets			18	[1]
Risk Management Liabilities	12	[1]
Total Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Risk Management Assets	619	[1]	2,143	[1]
Risk Management Liabilities	44	[1]	103	[1]
Netting [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Risk Management Assets	(29)	[1],[2]	(96)	[1],[2]
Risk Management Liabilities	(29)	[1],[2]	(96)	[1],[2]
Carrying Amount [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Risk Management Assets	590	[1]	2,047	[1]
Risk Management Liabilities	15	[1]	7	[1]
Encana Share Units Held By Cenovus Employees [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Accounts receivable and accrued revenues	1	[3]	1	[3]
Accounts payable and accrued liabilities	1	[4]	1	[4]
Encana Share Units Held By Cenovus Employees [Member] | Total Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Accounts receivable and accrued revenues	1	[3]	1	[3]
Accounts payable and accrued liabilities	1	[4]	1	[4]
Encana Share Units Held By Cenovus Employees [Member] | Carrying Amount [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Accounts receivable and accrued revenues	1	[3]	1	[3]
Accounts payable and accrued liabilities	1	[4]	1	[4]
Cenovus Share Units Held By Encana Employees [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Accounts payable and accrued liabilities	36	[5]	83	[5]
Cenovus Share Units Held By Encana Employees [Member] | Total Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Accounts payable and accrued liabilities	36	[5]	83	[5]
Cenovus Share Units Held By Encana Employees [Member] | Carrying Amount [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Accounts payable and accrued liabilities	$ 36	[5]	$ 83	[5]

[1]	(1) Including current portion.
[2]	(5) Netting to offset derivative assets and liabilities with the same counterparty, which are presented within the fair value hierarchy on a gross basis, even where the legal right of offset exists.
[3]	(2) Receivable from Cenovus.
[4]	(3) Payable to Cenovus employees.
[5]	(4) Payable to Cenovus.